Cannabis Growth Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	AGRICULTURAL CHEMICALS — 2.9%
300	Scotts Miracle-Gro Co.	$37,209
	AGRICULTURAL PRODUCER — 1.8%
7,000	Village Farms International, Inc.*,1	23,730
	BIOTECHNOLOGY — 15.5%
18,000	Cardiol Therapeutics, Inc. - Class A*	39,181
4,500	Corbus Pharmaceuticals Holdings, Inc.*,1	29,160
1,300	GW Pharmaceuticals PLC - ADR*	130,182
		198,523
	EXTRACTION — 9.6%
38,000	MediPharm Labs Corp.*	53,233
5,000	Neptune Wellness Solutions, Inc.*,1	10,450
36,000	Valens Groworks Corp.*	58,965
		122,648
	INVESTING & FINANCE — 2.0%
43,000	Canopy Rivers, Inc.*	26,257
	MEDICAL EQUIPMENT — 5.3%
600	Agilent Technologies, Inc.	45,996
250	PerkinElmer, Inc.	22,633
		68,629
	PHARMACEUTICAL — 44.7%
29,000	Aphria, Inc.*,1	104,110
11,000	Aurora Cannabis, Inc.*,1	8,140
30,000	Auxly Cannabis Group, Inc.*	8,082
10,000	Canopy Growth Corp.*,1	160,000
10,200	Charlottes Web Holdings, Inc.*	45,871
31,600	Cronos Group, Inc.*,1	187,704
29,500	Organigram Holdings, Inc.*,1	46,610
50,000	Weedmd, Inc.*	13,470
		573,987
	REIT — 4.9%
800	Innovative Industrial Properties, Inc. - REIT	62,768
	RETAIL — 7.2%
160,000	Fire & Flower Holdings Corp.*	71,264
4,500	GrowGeneration Corp.*	21,150
		92,414

Cannabis Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOBACCO — 2.3%
400	Philip Morris International, Inc.	$29,840
	TOTAL COMMON STOCKS
	(Cost $1,844,546)	1,236,005
	SHORT-TERM INVESTMENTS — 32.9%
390,411	BlackRock FedFund- Institutional Shares, 0.19%[2,3]	390,411
23,120	Fidelity Investments Money Market Funds - Government Portfolio- Class I, 0.16%[2,3]	23,120
8,978	Fidelity Investments Money Market Funds - Treasury Portfolio- Class I , 0.17%[3]	8,978
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $422,509)	422,509
	TOTAL INVESTMENTS — 129.1%
	(Cost $2,267,055)	1,658,514
	Liabilities in Excess of Other Assets — (29.1)%	(373,865)
	TOTAL NET ASSETS — 100.0%	$1,284,649

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $569,904 at April 30, 2020.
[2]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $413,531 at April 30, 2020.
[3]The rate is the annualized seven-day yield at period end.